Consolidated Statement of Changes in Equity (Textuals) (Private Forward Repurchase Transaction [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Scenario, Forecast [Member]
Consolidated Statement of Changes in Equity and Comprehensive Income (Textuals) [Abstract]
Private forward repurchase contract	$ 200
Common stock repurchased, shares	36,000,000	6,000,000	6,000,000